Quarterly Holdings Report
for
Fidelity Freedom® Blend 2040 Fund
December 31, 2022
FBF-Y40-NPRT3-0323
1.9892474.104
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $2,290,255)	2,300,000	2,290,814

Domestic Equity Funds - 48.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	15,772,311	157,407,663
Fidelity Series Commodity Strategy Fund (c)	104,877	11,047,750
Fidelity Series Large Cap Growth Index Fund (c)	7,342,090	99,338,477
Fidelity Series Large Cap Stock Fund (c)	6,658,093	110,058,273
Fidelity Series Large Cap Value Index Fund (c)	14,841,903	204,669,847
Fidelity Series Small Cap Opportunities Fund (c)	4,298,806	50,167,064
Fidelity Series Small Capital Core Fund (c)	35,661	349,117
Fidelity Series Value Discovery Fund (c)	5,109,595	75,417,615
TOTAL DOMESTIC EQUITY FUNDS (Cost $750,654,215)		708,455,806

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,240,537	42,548,254
Fidelity Series Emerging Markets Fund (c)	2,615,508	20,244,033
Fidelity Series Emerging Markets Opportunities Fund (c)	11,668,502	182,262,001
Fidelity Series International Growth Fund (c)	6,630,008	94,543,913
Fidelity Series International Index Fund (c)	3,844,846	39,409,672
Fidelity Series International Small Cap Fund (c)	1,972,453	29,271,206
Fidelity Series International Value Fund (c)	9,396,009	94,241,974
Fidelity Series Overseas Fund (c)	8,684,991	94,319,003
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $657,442,902)		596,840,056

Bond Funds - 9.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	175,892	1,354,369
Fidelity Series Corporate Bond Fund (c)	599,392	5,340,579
Fidelity Series Emerging Markets Debt Fund (c)	1,039,589	7,630,584
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	290,023	2,520,302
Fidelity Series Floating Rate High Income Fund (c)	163,954	1,439,513
Fidelity Series Government Bond Index Fund (c)	875,894	7,988,154
Fidelity Series High Income Fund (c)	939,481	7,572,219
Fidelity Series International Developed Markets Bond Index Fund (c)	644,003	5,416,064
Fidelity Series Investment Grade Bond Fund (c)	833,938	8,214,288
Fidelity Series Investment Grade Securitized Fund (c)	638,576	5,670,557
Fidelity Series Long-Term Treasury Bond Index Fund (c)	14,237,116	83,429,497
Fidelity Series Real Estate Income Fund (c)	319,083	3,012,145
TOTAL BOND FUNDS (Cost $170,835,832)		139,588,271

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	2,622,832	2,623,357
Fidelity Series Government Money Market Fund 4.35% (c)(e)	3,272,679	3,272,679
Fidelity Series Short-Term Credit Fund (c)	6,480	61,885
Fidelity Series Treasury Bill Index Fund (c)	832,056	8,278,955
TOTAL SHORT-TERM FUNDS (Cost $14,240,050)		14,236,876

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,595,463,254)	1,461,411,823
NET OTHER ASSETS (LIABILITIES) - 0.0%	128,054
NET ASSETS - 100.0%	1,461,539,877

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	202	Mar 2023	22,683,969	(59,754)	(59,754)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	34	Mar 2023	3,669,609	(26,314)	(26,314)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	65	Mar 2023	8,730,313	19,151	19,151

TOTAL PURCHASED					(66,917)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	62	Mar 2023	11,969,100	334,302	334,302
MSCI EAFE Index Future (United States)	68	Mar 2023	6,627,960	106,846	106,846
MSCI Emerging Markets Index Future (United States)	102	Mar 2023	4,892,940	45,919	45,919

TOTAL SOLD					487,067

TOTAL FUTURES CONTRACTS					420,150
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,290,814.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	703,501	17,314,050	15,394,194	26,611	-	-	2,623,357	0.0%
Total	703,501	17,314,050	15,394,194	26,611	-	-	2,623,357

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,462,469	320,282	126,595	84,398	(6,343)	(295,444)	1,354,369
Fidelity Series Blue Chip Growth Fund	156,100,099	68,564,517	14,322,457	5,171,053	(4,792,578)	(48,141,918)	157,407,663
Fidelity Series Canada Fund	47,266,246	10,608,087	8,022,424	1,346,854	(319,196)	(6,984,459)	42,548,254
Fidelity Series Commodity Strategy Fund	21,579,291	15,984,499	13,596,787	11,358,565	(3,262,366)	(9,656,887)	11,047,750
Fidelity Series Corporate Bond Fund	3,857,970	3,222,221	1,313,664	96,303	(154,547)	(271,401)	5,340,579
Fidelity Series Emerging Markets Debt Fund	7,121,414	1,734,669	418,168	309,485	(79,340)	(727,991)	7,630,584
Fidelity Series Emerging Markets Debt Local Currency Fund	2,409,816	425,941	233,472	-	(32,506)	(49,477)	2,520,302
Fidelity Series Emerging Markets Fund	20,101,290	5,713,608	2,235,277	509,951	(663,677)	(2,671,911)	20,244,033
Fidelity Series Emerging Markets Opportunities Fund	184,378,002	48,935,698	23,491,175	4,378,967	(8,560,641)	(18,999,883)	182,262,001
Fidelity Series Floating Rate High Income Fund	1,457,292	431,092	384,758	68,706	(11,888)	(52,225)	1,439,513
Fidelity Series Government Bond Index Fund	5,481,503	4,973,689	1,997,454	73,785	(144,818)	(324,766)	7,988,154
Fidelity Series Government Money Market Fund 4.35%	-	4,431,092	1,158,413	15,406	-	-	3,272,679
Fidelity Series High Income Fund	8,849,227	1,683,070	1,981,084	372,374	(143,265)	(835,729)	7,572,219
Fidelity Series International Developed Markets Bond Index Fund	1,133,523	4,694,862	112,759	30,599	(7,914)	(291,648)	5,416,064
Fidelity Series International Growth Fund	94,543,150	21,978,845	8,926,920	3,221,411	(1,967,159)	(11,084,003)	94,543,913
Fidelity Series International Index Fund	40,146,894	8,894,035	5,719,808	1,034,700	(460,526)	(3,450,923)	39,409,672
Fidelity Series International Small Cap Fund	29,528,005	6,699,297	1,673,365	1,742,803	(475,502)	(4,807,229)	29,271,206
Fidelity Series International Value Fund	95,472,395	23,684,847	17,237,371	3,154,843	(1,026,921)	(6,650,976)	94,241,974
Fidelity Series Investment Grade Bond Fund	5,771,418	5,112,014	2,133,983	136,763	(172,288)	(362,873)	8,214,288
Fidelity Series Investment Grade Securitized Fund	3,988,293	3,430,314	1,426,739	70,878	(96,790)	(224,521)	5,670,557
Fidelity Series Large Cap Growth Index Fund	98,367,156	35,898,453	10,235,702	1,311,437	(678,676)	(24,012,754)	99,338,477
Fidelity Series Large Cap Stock Fund	109,737,921	30,895,927	16,188,985	6,740,159	(1,401,044)	(12,985,546)	110,058,273
Fidelity Series Large Cap Value Index Fund	210,066,769	43,677,496	27,666,230	7,339,090	(1,258,464)	(20,149,724)	204,669,847
Fidelity Series Long-Term Treasury Bond Index Fund	78,482,402	31,612,361	6,815,555	1,609,490	(1,352,431)	(18,497,280)	83,429,497
Fidelity Series Overseas Fund	95,059,376	20,188,118	7,994,545	1,696,534	(1,734,111)	(11,199,835)	94,319,003
Fidelity Series Real Estate Income Fund	5,215,457	1,564,193	2,982,030	341,786	(266,242)	(519,233)	3,012,145
Fidelity Series Short-Term Credit Fund	-	61,568	-	207	-	317	61,885
Fidelity Series Small Cap Opportunities Fund	52,794,262	11,148,513	6,327,955	2,440,112	(878,616)	(6,569,140)	50,167,064
Fidelity Series Small Capital Core Fund	-	349,117	-	-	-	-	349,117
Fidelity Series Treasury Bill Index Fund	-	9,483,190	1,199,549	49,512	(1,195)	(3,491)	8,278,955
Fidelity Series Value Discovery Fund	77,665,155	16,439,443	12,776,556	3,921,244	(655,856)	(5,254,571)	75,417,615
	1,458,036,795	442,841,058	198,699,780	58,627,415	(30,604,900)	(215,075,521)	1,456,497,652

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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